PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.1%
Asset-Backed Securities — 1.1%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.659%(c)	07/15/31	935	$935,509
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.759%(c)	01/15/31	489	490,437
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.053%(c)	06/20/34	3,700	3,701,851
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.385%(c)	01/20/35	3,750	3,750,802

Total Asset-Backed Securities (cost $8,855,969)			8,878,599
Commercial Mortgage-Backed Securities — 0.2%
BX Trust,
Series 2019-OC11, Class E, 144A
4.075%(cc)	12/09/41	1,165	1,073,280
ROCK Trust,
Series 2024-CNTR, Class E, 144A
8.819%	11/13/41	135	141,290

Total Commercial Mortgage-Backed Securities (cost $1,194,509)			1,214,570
Corporate Bonds — 85.4%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29	1,450	1,408,712
7.750%	04/15/28	225	224,682
			1,633,394
Aerospace & Defense — 1.6%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30	270	283,611
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	550	545,889
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	1,790	1,791,092
6.750%	06/15/33	1,725	1,799,986
7.000%	06/01/32	395	412,775
7.125%	06/15/26	863	862,461
7.250%	07/01/31	850	901,085
7.450%	05/01/34	200	221,436
7.500%	02/01/29	775	806,930
7.875%	04/15/27(a)	293	293,630
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
8.750%	11/15/30	860	$927,175
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	300	293,876
Gtd. Notes, 144A
6.375%	05/31/33	900	912,625
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	640	647,098
6.375%	03/01/29	1,490	1,524,084
6.625%	03/01/32	165	169,981
6.750%	08/15/28	370	377,488
			12,771,222
Airlines — 1.4%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28(a)	225	230,354
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	31	31,231
5.750%	04/20/29(a)	2,500	2,509,375
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,835	1,831,809
4.625%	04/15/29	1,915	1,886,562
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	1,510	1,470,695
7.875%	05/01/27	940	949,398
9.500%	06/01/28	1,845	1,920,165
			10,829,589
Apparel — 0.5%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	1,050	996,490
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	3,375	3,086,060
			4,082,550
Auto Manufacturers — 1.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	100	79,735
7.400%	11/01/46	275	297,843
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	400	393,333
3.375%	11/13/25	800	798,462
5.800%	03/08/29	1,100	1,116,420
5.875%	11/07/29	400	406,953
6.800%	05/12/28	200	207,669
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	610	639,747
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A
9.250%	07/01/30	355	$379,981
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/29/28	685	685,477
6.125%	09/30/30	1,000	1,000,473
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
7.500%	07/17/30	1,595	1,673,761
7.750%	07/17/32	1,850	1,956,098
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	1,965	1,707,054
			11,343,006
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	425	435,247
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	625	625,249
Sr. Sec’d. Notes, 144A
6.375%	10/15/32	525	524,101
Sr. Unsec’d. Notes, 144A
7.750%	10/15/33	880	886,916
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
6.750%	09/15/32	695	710,401
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	1,817	1,875,326
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	175	174,905
5.625%	06/15/28	475	474,942
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	955	1,001,492
Phinia, Inc.,
Gtd. Notes, 144A
6.625%	10/15/32	680	700,702
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	225	232,115
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	245	247,128
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33	150	153,342
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	4,475	4,480,891
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	1,605	1,607,653
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
7.500%	03/24/31	550	$546,299
			14,676,709
Banks — 1.2%
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	745	754,686
6.625%(ff)	05/01/30(oo)	225	234,486
Citigroup, Inc.,
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	392	398,204
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30(oo)	650	667,795
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)	355	366,187
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,500	1,485,787
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	1,225	1,228,257
12.000%	10/01/28	325	344,500
12.250%	10/01/30	1,575	1,756,510
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
6.850%(ff)	02/10/30(oo)	570	592,782
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	575	542,788
4.950%(ff)	06/01/42	675	570,830
Wells Fargo & Co.,
Jr. Sub. Notes
6.850%(ff)	09/15/29(oo)	270	284,079
			9,226,891
Building Materials — 1.8%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	165	163,409
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	531,826
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	1,835	1,500,599
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	07/15/30	275	289,205
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/31	250	259,810
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	424,752

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	650	$635,375
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	218	223,914
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30(a)	1,385	1,353,192
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	1,060	1,098,257
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	1,015	1,054,806
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	468	468,088
8.875%	11/15/31(a)	1,070	1,130,249
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	08/01/33	765	775,630
6.500%	08/15/32	530	544,141
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	1,405	1,271,564
4.375%	07/15/30	1,875	1,798,139
4.750%	01/15/28	525	520,681
			14,043,637
Chemicals — 2.0%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	2,405	2,518,469
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%
7.100%	09/30/29	406	162,034
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	405	411,252
Celanese US Holdings LLC,
Gtd. Notes
6.850%	11/15/28	575	596,592
Chemours Co. (The),
Gtd. Notes, 144A
8.000%	01/15/33(a)	240	238,888
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%
10.000%	05/07/29^(x)	604	513,956
Inversion Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	08/01/32	595	586,499
Methanex US Operations, Inc.,
Gtd. Notes, 144A
6.250%	03/15/32	430	437,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	$480,853
7.250%	06/15/31	820	831,450
7.250%	02/15/33	675	675,391
9.750%	11/15/28(a)	4,425	4,643,075
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	1,475	1,431,417
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	1,165	1,140,244
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	1,025	950,923
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33	380	381,054
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	345	225,230
Sr. Sec’d. Notes, 144A
9.125%	09/30/30	160	156,757
			16,381,599
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	785	684,912
Commercial Services — 4.4%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	390	389,191
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	1,665	1,746,643
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.875%	06/15/30	1,315	1,352,311
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	1,075	1,057,020
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	2,010	1,966,725
4.625%	06/01/28	1,065	1,043,828
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	530	495,267
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	1,375	1,297,882
4.625%	10/01/27	800	799,727
6.500%	01/15/31	480	479,685
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28	1,100	1,066,514

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
5.375%	03/01/29(a)	525	$511,920
5.750%	07/15/27	192	191,307
5.750%	07/15/27(a)	184	183,462
Block, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	08/15/30	565	572,289
6.000%	08/15/33	445	455,886
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	975	1,034,540
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	655	618,975
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	1,080	1,122,444
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	745	743,302
6.625%	06/15/29	995	1,022,448
7.000%	06/15/30	1,540	1,599,790
7.250%	06/15/33	510	532,855
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	245	241,113
Sr. Sec’d. Notes, 144A
12.625%	07/15/29(a)	220	233,169
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	3,350	3,334,617
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	1,250	1,223,656
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	1,700	1,576,442
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
6.750%	08/15/32	560	578,818
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	2,050	1,899,057
3.875%	02/15/31	925	874,831
4.000%	07/15/30	100	95,608
4.875%	01/15/28(a)	2,200	2,194,423
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	1,000	915,893
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A
10.500%	11/30/30	980	1,051,837
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	170	173,636
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
WEX, Inc.,
Gtd. Notes, 144A
6.500%	03/15/33	410	$419,143
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	135	138,102
6.625%	04/15/30	310	318,988
			35,553,344
Computers — 1.1%
Amentum Holdings, Inc.,
Gtd. Notes, 144A
7.250%	08/01/32	340	353,254
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	705	739,248
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	3,685	3,423,779
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	2,255	2,441,552
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	700	689,568
5.125%	04/15/29	699	689,319
Seagate Data Storage Technology Pte Ltd.,
Gtd. Notes, 144A
5.875%	07/15/30	300	306,000
			8,642,720
Cosmetics/Personal Care — 0.0%
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%
12.000%	05/15/29	318	329,729
Distribution/Wholesale — 0.1%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	175	175,480
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	750	792,678
			968,158
Diversified Financial Services — 5.5%
Azorra Finance Ltd.,
Gtd. Notes, 144A
7.250%	01/15/31	380	395,675
7.750%	04/15/30	1,130	1,185,088
Bread Financial Holdings, Inc.,
Sub. Notes, 144A
8.375%(ff)	06/15/35	490	502,828
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/31	390	388,738

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
8.500%	05/15/30(a)	800	$850,402
Freedom Funding Center LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%
12.000%	10/01/37	920	920,000
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	160	167,656
9.125%	05/15/31	495	527,247
9.250%	02/01/29	310	326,916
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
8.000%	02/15/27	1,800	1,842,750
Sr. Unsec’d. Notes, 144A
5.875%	03/15/30	290	293,988
8.000%	06/15/28	400	423,820
goeasy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	05/15/30	340	338,300
6.875%	02/15/31	935	906,950
9.250%	12/01/28	55	57,406
Sr. Unsec’d. Notes, 144A
7.375%	10/01/30	1,365	1,372,603
7.625%	07/01/29	685	694,563
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A
6.625%	10/15/31	550	553,907
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	250	241,671
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	425	393,427
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	75	78,810
6.500%	03/26/31	455	486,868
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,150	1,161,063
5.500%	08/15/28	175	175,000
5.750%	11/15/31	570	576,685
6.000%	01/15/27	510	510,000
6.500%	08/01/29	1,745	1,790,113
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	1,750	1,718,039
5.000%	03/15/27	1,250	1,245,171
6.750%	06/15/26	425	429,649
Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes
7.000%(ff)	07/15/30(oo)	280	289,800
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	1,276	1,226,681
4.000%	09/15/30	425	395,078
5.375%	11/15/29	1,060	1,049,414
6.125%	05/15/30	110	111,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
6.625%	01/15/28	75	$76,815
6.625%	05/15/29	2,875	2,958,743
6.750%	03/15/32	775	787,568
7.125%	03/15/26	296	299,088
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	1,645	1,592,842
5.750%	09/15/31	800	793,872
6.750%	02/15/34	420	428,605
6.875%	05/15/32	1,635	1,694,828
7.875%	12/15/29	75	79,607
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/29	620	628,264
PRA Group, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	100	93,164
8.875%	01/31/30	1,695	1,749,416
Rocket Cos., Inc.,
Gtd. Notes, 144A
6.125%	08/01/30	2,815	2,889,882
6.375%	08/01/33	500	516,505
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	425	416,709
3.625%	03/01/29	300	286,307
3.875%	03/01/31	2,950	2,756,041
4.000%	10/15/33(a)	1,125	1,027,808
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	11/15/25	375	375,052
UWM Holdings LLC,
Gtd. Notes, 144A
6.250%	03/15/31	470	467,845
6.625%	02/01/30	295	300,107
			43,847,029
Electric — 4.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	1,550	1,544,036
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	1,757	1,740,595
5.000%	02/01/31	2,100	2,093,333
5.125%	03/15/28	4,150	4,151,117
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)	125	127,631
Hawaiian Electric Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/33	190	191,496
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%
13.000%	06/01/28	294	243,101

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	300	$283,722
3.625%	02/15/31	650	600,864
3.875%	02/15/32	575	530,232
5.250%	06/15/29	625	623,441
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	4,500	4,912,961
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55(a)	1,325	1,363,968
Sr. Sec’d. Notes
5.000%	07/01/28	725	718,207
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	3,325	3,373,830
8.000%(ff)	10/15/26(oo)	3,125	3,196,774
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	675	741,060
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	2,100	2,056,692
5.000%	07/31/27	1,665	1,662,932
5.500%	09/01/26	1,050	1,049,768
5.625%	02/15/27	1,158	1,158,433
			32,364,193
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	650	623,313
4.750%	06/15/28	125	122,675
6.000%	09/15/33	250	244,439
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	290	298,609
6.375%	03/15/33	525	544,170
6.625%	03/15/32	1,320	1,373,347
7.250%	06/15/28	335	339,591
			3,546,144
Electronics — 0.1%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29(a)	350	345,426
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	600	554,100
			899,526
Engineering & Construction — 0.3%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	515	526,710
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/32	280	$282,931
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	375	359,663
4.125%	02/15/32	525	492,219
5.625%	01/31/34	525	523,122
			2,184,645
Entertainment — 2.9%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	3,100	2,963,622
Sr. Sec’d. Notes, 144A
6.500%	02/15/32	1,570	1,601,421
7.000%	02/15/30	1,250	1,285,921
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	325	325,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	1,000	975,569
6.750%	02/15/29	400	388,473
Light & Wonder International, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	10/01/33	630	630,990
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	2,300	2,237,601
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	1,425	1,424,575
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	700	364,193
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	02/01/33	1,715	1,746,703
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.,
Sr. Sec’d. Notes, 144A
6.250%	10/15/30	570	575,265
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	1,325	1,231,023
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	2,085	2,204,891
Warnermedia Holdings, Inc.,
Gtd. Notes
5.141%	03/15/52	3,855	2,871,746
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,020	1,021,375
6.250%	03/15/33	425	431,965

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
7.125%	02/15/31(a)	990	$1,067,779
			23,348,112
Environmental Control — 0.8%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	450	454,041
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	1,400	1,366,750
4.375%	08/15/29	1,340	1,305,790
4.750%	06/15/29	380	374,486
6.750%	01/15/31	330	345,262
Reworld Holding Corp.,
Gtd. Notes, 144A
4.875%	12/01/29	1,885	1,775,159
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	02/01/33	375	389,506
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32	180	187,625
			6,198,619
Foods — 1.3%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	1,335	1,290,720
Sr. Sec’d. Notes, 144A
8.000%	09/15/28(a)	3,320	3,218,661
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	1,050	992,177
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	274,721
4.250%	04/15/31	601	581,106
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	1,735	1,673,257
5.500%	12/15/29	200	199,556
6.250%	10/15/34	565	571,553
6.375%	03/01/33	125	126,347
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	1,175	1,099,095
			10,027,193
Forest Products & Paper — 0.1%
Magnera Corp.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/31(a)	1,050	988,376
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	830	829,794
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
9.500%	06/01/30	315	$329,883
			1,159,677
Healthcare-Products — 0.8%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	6,825	6,586,102
Healthcare-Services — 3.7%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	05/15/30	275	248,883
6.000%	01/15/29	275	266,657
9.750%	01/15/34	1,780	1,829,667
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	4,050	3,709,915
4.625%	06/01/30	5,750	5,507,702
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	425	488,419
Gtd. Notes, MTN
7.750%	07/15/36	400	468,694
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	3,475	3,325,155
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	1,978	1,726,650
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	737	768,567
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	09/01/29	2,035	2,117,040
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	2,975	2,904,969
4.375%	01/15/30	4,150	4,037,398
Sr. Unsec’d. Notes
6.875%	11/15/31	2,125	2,303,326
			29,703,042
Holding Companies-Diversified — 0.4%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	2,910	3,112,244
Home Builders — 4.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	1,425	1,369,951
4.625%	04/01/30	412	390,752
6.625%	01/15/28	550	552,421
6.875%	08/01/33	730	736,289
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	1,298,818

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
7.250%	10/15/29(a)	3,525	$3,584,714
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	940	954,292
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	2,800	2,624,356
6.250%	09/15/27	625	623,363
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	900	859,572
Dream Finders Homes, Inc.,
Gtd. Notes, 144A
6.875%	09/15/30	390	392,368
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	1,075	1,127,159
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	2,075	2,056,987
6.500%	03/15/33	1,105	1,128,910
K. Hovnanian Enterprises, Inc.,
Gtd. Notes, 144A
8.375%	10/01/33	260	266,613
KB Home,
Gtd. Notes
4.000%	06/15/31	1,550	1,455,749
4.800%	11/15/29	1,475	1,459,420
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	600	573,668
4.950%	02/01/28	1,150	1,143,500
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	3,000	2,898,270
5.250%	12/15/27	1,350	1,340,631
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
8.500%	11/01/30	320	332,726
9.250%	10/01/29	430	451,996
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,075	1,063,924
4.750%	04/01/29	1,950	1,912,031
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	780	821,904
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,000	1,012,088
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	2,567	2,560,319
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	425	425,089
5.700%	06/15/28	1,640	1,670,939
			37,088,819
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Furnishings — 0.2%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	135	$136,172
6.500%	06/15/33(a)	1,375	1,372,471
			1,508,643
Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	2,150	1,943,196
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	06/30/31	250	194,508
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	2,305	1,269,628
			3,407,332
Housewares — 0.9%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	700	693,760
6.625%	05/15/32(a)	1,140	1,125,005
7.000%(cc)	04/01/46	725	640,690
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	215	227,995
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	2,450	2,258,341
4.375%	02/01/32	1,500	1,384,509
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	1,900	747,709
			7,078,009
Insurance — 1.1%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	02/15/29	500	482,400
7.500%	11/06/30	95	99,010
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	3,611	3,769,452
8.500%	06/15/29	1,825	1,918,073
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	1,575	1,529,974
Ardonagh Finco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.750%	02/15/31	400	417,900
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	600	598,536
			8,815,345

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.7%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	1,325	$1,286,391
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	1,295	1,273,250
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	636	651,469
6.750%	09/30/27	525	533,188
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	1,100	1,042,826
Snap, Inc.,
Gtd. Notes, 144A
6.875%	03/01/33	720	736,631
Sr. Unsec’d. Notes, 144A
6.875%	03/15/34	320	324,304
			5,848,059
Iron/Steel — 1.2%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	1,213	1,214,552
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	460	480,819
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30	1,970	1,998,085
6.875%	11/01/29	470	479,300
7.000%	03/15/32(a)	455	460,007
7.375%	05/01/33(a)	595	607,286
7.500%	09/15/31	965	994,429
Sr. Unsec’d. Notes, 144A
7.625%	01/15/34(a)	435	448,242
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
7.000%	04/01/31	475	481,184
8.125%	05/01/27	230	230,000
9.250%	10/01/28(a)	1,635	1,712,826
Sr. Unsec’d. Notes, 144A, MTN
8.000%	11/01/27	270	274,811
8.500%	05/01/30(a)	120	124,660
			9,506,201
Leisure Time — 2.0%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31	565	588,408
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/15/30	775	790,500
5.750%	08/01/32	1,190	1,210,504
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	575	564,864
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27	1,200	$1,208,066
7.000%	09/15/30	515	524,967
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	840	849,433
6.250%	09/15/33	370	371,850
6.750%	02/01/32	880	905,300
7.750%	02/15/29	2,175	2,311,351
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	1,325	1,348,810
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	175	176,541
5.625%	09/30/31	1,255	1,279,565
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	275	275,011
9.125%	07/15/31	700	749,567
Sr. Unsec’d. Notes, 144A
5.875%	10/15/33	520	520,650
7.000%	02/15/29	375	376,875
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	1,275	1,272,730
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,000	996,250
			16,321,242
Lodging — 1.4%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	1,675	1,615,572
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	850	777,761
4.000%	05/01/31	75	70,979
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	375	374,150
4.750%	10/15/28(a)	3,600	3,572,356
5.500%	04/15/27	600	603,791
6.125%	09/15/29	450	457,799
6.500%	04/15/32(a)	1,655	1,686,650
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	2,425	2,420,174
			11,579,232
Machinery-Construction & Mining — 0.3%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	1,375	1,354,067

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Construction & Mining (cont’d.)
6.250%	10/15/32	685	$697,820
			2,051,887
Machinery-Diversified — 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31	845	904,708
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	755,465
GrafTech Finance, Inc.,
Sec’d. Notes, 144A
4.625%	12/23/29	1,742	1,226,427
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,505	1,596,538
			4,483,138
Media — 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,590	1,447,185
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	235	216,504
4.250%	01/15/34(a)	725	626,927
4.500%	06/01/33	470	417,597
4.750%	03/01/30	400	383,860
5.000%	02/01/28	2,355	2,333,150
5.125%	05/01/27	1,450	1,440,934
5.375%	06/01/29	25	24,837
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	690	445,563
4.125%	12/01/30	575	376,668
5.375%	02/01/28	2,940	2,587,199
5.500%	04/15/27	3,190	3,029,274
6.500%	02/01/29	400	295,471
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	2,400	842,251
5.000%	11/15/31	310	108,015
5.750%	01/15/30	2,325	885,495
7.500%	04/01/28	200	144,966
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	2,190	1,872,741
7.375%	07/01/28	500	460,650
7.750%	07/01/26	5,120	5,082,844
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	2,775	2,937,164
Gray Media, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31	555	416,847
Sec’d. Notes, 144A
9.625%	07/15/32	410	418,655
Sr. Sec’d. Notes, 144A
7.250%	08/15/33	345	342,211
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/30	725	$602,236
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	125	120,782
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK N/A
9.250%	03/25/30	2,068	1,292,388
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/33	1,035	1,065,337
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	270	254,753
8.000%	08/15/28	1,605	1,662,683
9.375%	08/01/32	1,465	1,553,996
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	1,100	1,084,787
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	800	723,000
			35,496,970
Metal Fabricate/Hardware — 0.2%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	1,425	1,385,538
Mining — 2.0%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	435	460,945
Unsec’d. Notes, 144A
11.500%	10/01/31	535	594,336
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	390	401,123
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A
6.875%	08/01/32	380	394,081
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	1,555	1,560,855
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	02/15/34	805	829,351
8.000%	03/01/33	915	965,686
8.625%	06/01/31	1,025	1,076,568
Sec’d. Notes, 144A
9.375%	03/01/29	1,605	1,697,769
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	725	730,871

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	2,130	$2,120,415
6.125%	04/01/29	2,145	2,161,087
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	255	267,113
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	215	195,823
4.750%	01/30/30	2,105	2,031,464
6.875%	01/30/30	420	435,077
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	235	248,806
			16,171,370
Miscellaneous Manufacturing — 0.4%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	1,495	1,444,950
6.375%	03/15/33	265	272,231
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/15/30	535	550,001
6.250%	03/15/33	435	449,189
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	760	786,650
			3,503,021
Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	265	272,195
Oil & Gas — 5.9%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29	935	975,005
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,200	5
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	896	1,079,059
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	1,605	1,638,754
6.625%	07/15/33	450	457,456
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
7.375%	03/15/32	80	78,052
8.500%	04/30/30	240	246,415
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	830	860,825
8.625%	11/01/30	1,535	1,588,872
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
9.625%	06/15/33	650	$687,625
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/01/32	355	368,523
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	1,400	1,349,200
6.750%	03/01/29	1,475	1,472,586
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33(a)	810	788,705
7.625%	04/01/32	1,670	1,660,160
8.375%	01/15/34	395	401,239
9.250%	02/15/28	634	659,379
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	455	481,058
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/27	175	178,481
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	300	294,919
5.375%	03/15/30	670	681,273
Gtd. Notes, 144A
5.875%	02/01/29	275	276,109
6.750%	04/15/29	110	111,125
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	885	873,509
6.000%	04/15/30	780	768,687
6.000%	02/01/31	900	868,177
6.250%	11/01/28	1,395	1,398,328
6.250%	04/15/32	590	568,277
6.875%	05/15/34	225	217,145
7.250%	02/15/35(a)	575	562,640
8.375%	11/01/33	1,235	1,296,402
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	940	950,776
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	210	209,737
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28	795	794,006
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	196	199,014
8.875%	08/15/31	1,295	1,206,288
9.125%	01/31/30	2,325	2,418,632
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
9.955%(c)	09/30/29^	49	47,918
10.058%(c)	09/30/29^	162	159,730

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
10.058%(c)	09/30/29^	195	$191,675
10.058%(c)	09/30/29^	162	159,730
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	1,305	1,350,883
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29	2,000	1,943,320
4.625%	05/01/30	1,100	1,069,761
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	135	138,611
Permian Resources Operating LLC,
Gtd. Notes, 144A
6.250%	02/01/33	345	351,522
7.000%	01/15/32	950	987,123
8.000%	04/15/27	275	279,590
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	1,612	1,615,788
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30	894	875,522
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	235	236,351
Sunoco LP,
Gtd. Notes, 144A
5.625%	03/15/31	310	307,800
6.250%	07/01/33	800	814,191
7.000%	05/01/29	555	574,729
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	375	365,886
4.500%	04/30/30	1,975	1,904,422
5.875%	03/15/28	175	175,228
Transocean International Ltd.,
Gtd. Notes, 144A
8.000%	02/01/27	197	196,507
8.250%	05/15/29	1,395	1,375,958
8.500%	05/15/31	1,775	1,739,500
Sr. Sec’d. Notes, 144A
7.875%	10/15/32	250	250,000
8.750%	02/15/30	420	441,525
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	375	388,339
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	225	235,222
Gtd. Notes, 144A
7.875%	04/15/32	500	485,233
			47,328,507
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services — 0.2%
Kodiak Gas Services LLC,
Gtd. Notes, 144A
6.500%	10/01/33	280	$285,024
Sr. Unsec’d. Notes, 144A
6.750%	10/01/35	225	231,005
SESI LLC,
Sr. Sec’d. Notes, 144A
7.875%	09/30/30	315	314,234
Tidewater, Inc.,
Gtd. Notes, 144A
9.125%	07/15/30	265	284,034
Weatherford International Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/33	565	565,537
			1,679,834
Packaging & Containers — 2.0%
Ball Corp.,
Gtd. Notes
5.500%	09/15/33	265	267,907
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	1,345	1,381,700
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	950	975,764
6.875%	01/15/30	100	102,777
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	455	455,557
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	725	687,319
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	670	607,514
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	2,350	1,821,632
8.625%	10/01/31	590	433,557
9.500%	11/01/28	225	191,044
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27	1,065	881,201
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/27	2,370	2,396,203
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	225	214,729
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27	170	169,809
7.250%	05/15/31(a)	110	111,971
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	126,748

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A
9.500%	05/15/30	850	$832,388
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	3,385	3,613,296
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	850	821,981
			16,093,097
Pharmaceuticals — 1.6%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/32	425	435,094
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	2,500	2,374,584
5.125%	03/01/30	1,525	1,455,250
6.125%	08/01/28	400	399,587
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	1,050	900,375
5.000%	02/15/29	850	637,500
5.250%	01/30/30	600	421,500
5.250%	02/15/31	2,800	1,834,000
6.250%	02/15/29	1,235	984,060
7.000%	01/15/28	250	222,500
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	600	537,750
11.000%	09/30/28	1,300	1,357,161
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	1,250	1,093,708
			12,653,069
Pipelines — 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,650	1,643,865
5.750%	01/15/28	1,370	1,370,058
6.625%	02/01/32	845	870,612
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	120	124,429
7.250%	07/15/32	675	709,674
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	1,200	1,213,178
Gtd. Notes, 144A
7.125%	07/01/33	300	307,832
8.250%	01/15/32	500	527,680
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/34	560	571,345
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
NFE Financing LLC,
Sr. Sec’d. Notes, 144A, MTN
12.000%	11/15/29	1,280	$375,483
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	995	969,458
6.750%	03/15/33	1,080	1,127,520
6.875%	04/15/40	1,254	1,291,153
7.500%	07/15/38	425	452,092
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	975	970,456
6.000%	12/31/30	515	508,641
6.000%	09/01/31	875	856,051
Sr. Unsec’d. Notes, 144A
6.750%	03/15/34	635	628,817
7.375%	02/15/29	1,895	1,952,032
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	990	948,423
4.125%	08/15/31	765	722,369
6.250%	01/15/30	575	599,709
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	2,920	2,891,010
Sr. Sec’d. Notes, 144A
7.000%	01/15/30(a)	445	460,566
8.125%	06/01/28	150	155,316
9.500%	02/01/29	2,765	3,048,659
9.875%	02/01/32(a)	2,250	2,449,981
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.500%	01/15/34	440	463,858
6.750%	01/15/36	440	467,805
7.500%	05/01/33	1,007	1,112,812
7.750%	05/01/35	577	651,336
			30,442,220
Real Estate — 0.9%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	310	314,622
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	2,425	2,326,406
4.375%	02/01/31	1,325	1,242,502
5.375%	08/01/28	795	793,505
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	2,450	2,387,654
			7,064,689
Real Estate Investment Trusts (REITs) — 2.8%
Arbor Realty SR, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	07/15/30	480	504,740

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brandywine Operating Partnership LP,
Gtd. Notes
6.125%	01/15/31	395	$394,267
8.875%	04/12/29	175	190,286
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	1,200	1,060,598
Sr. Sec’d. Notes, 144A
7.250%	10/15/30	315	320,195
Sr. Unsec’d. Notes
4.750%	02/15/28	1,000	953,101
Millrose Properties, Inc.,
Gtd. Notes, 144A
6.375%	08/01/30	1,050	1,068,431
Sr. Unsec’d. Notes, 144A
6.250%	09/15/32	725	726,940
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	2,575	1,889,782
5.000%	10/15/27	250	242,240
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	300	319,373
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	1,085	1,118,096
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	200	194,945
5.875%	10/01/28	350	349,557
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	375	367,674
6.500%	04/01/32	855	879,428
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	04/01/29	150	153,519
8.000%	07/15/30	260	266,393
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	555	519,625
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26	425	420,161
4.375%	01/15/27	75	74,369
5.250%	10/15/28	225	225,030
6.000%	04/15/30	125	126,808
6.500%	07/01/30	325	336,361
6.500%	10/15/30	1,470	1,523,472
7.250%	04/01/29	580	609,060
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
6.500%	02/15/29	2,325	2,183,429
8.625%	06/15/32	650	620,990
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	1,750	1,711,800
10.500%	02/15/28	2,121	2,232,352
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29	1,175	$1,163,752
			22,746,774
Retail — 4.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	3,390	3,190,837
4.375%	01/15/28	350	343,875
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	350	341,683
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29	1,275	1,082,077
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	975	1,033,042
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30	2,494	2,609,016
9.000%	06/01/31	4,706	5,330,493
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	475	520,994
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	2,600	2,441,598
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	1,505	1,527,333
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	975	912,108
3.875%	10/01/31	1,500	1,365,355
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	1,180	1,092,801
Sr. Sec’d. Notes, 144A
9.500%	06/15/31	605	637,946
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,850	1,812,632
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.625%	12/15/27	675	668,385
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	700	668,673
5.500%	10/01/30	525	524,360
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	2,175	2,146,648
Sr. Sec’d. Notes, 144A
8.000%	03/15/31	915	927,040
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	375	371,658

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	600	$587,729
6.375%	11/01/32	455	461,433
QXO Building Products, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/30/32	355	368,604
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	1,110	1,153,101
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	274,687
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	1,675	1,592,874
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	990	954,390
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	1,320	1,319,988
			36,261,360
Semiconductors — 0.1%
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	750	733,724
Sr. Sec’d. Notes, 144A
4.750%	04/15/29	275	272,690
			1,006,414
Software — 0.5%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31	750	768,711
9.250%	06/01/30	1,980	2,044,837
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	1,075	1,074,978
			3,888,526
Telecommunications — 4.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	2,650	2,053,750
5.750%	08/15/29	1,500	1,128,750
9.625%	07/15/27	600	540,000
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28(d)	1,130	977,450
5.500%	10/15/29(d)	1,425	1,223,377
8.125%	02/01/27(d)	600	560,016
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/15/29	775	814,990
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	340	$34
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	478	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	1,835	1,882,618
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%
6.750%	11/30/30	956	985,021
Sr. Sec’d. Notes
10.750%	11/30/29	1,100	1,210,291
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	4,450	4,499,639
Sec’d. Notes, 144A
6.000%	01/15/30	975	986,841
6.750%	05/01/29	500	505,033
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	2,000	1,995,636
5.875%	10/15/27	1,275	1,275,124
8.750%	05/15/30	250	261,211
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	200	171,357
Sec’d. Notes, 144A
4.000%	04/15/31	320	276,364
4.500%	04/01/30	235	215,137
4.875%	06/15/29	355	336,488
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	1,835	1,870,828
7.000%	03/31/34	3,275	3,331,189
Maya SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28	1,975	2,004,171
7.000%	04/15/32	1,075	1,096,253
8.500%	04/15/31	310	331,808
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A
7.125%	10/15/32	900	911,722
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/28	175	170,921
Windstream Services LLC,
Sr. Sec’d. Notes, 144A
7.500%	10/15/33	620	619,851
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31	2,025	2,099,268
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	295	314,051
			34,649,189

A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.3%
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	585	$596,928
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	1,370	1,330,986
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	125	130,387
7.125%	02/01/32	450	472,533
			2,530,834

Total Corporate Bonds (cost $684,217,395)			685,993,876
Floating Rate and Other Loans — 4.9%
Airlines — 0.0%
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
8.041%(c)	04/01/31	223	223,492
Auto Parts & Equipment — 0.3%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%
6.663%(c)	05/06/30	224	223,499
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.913%(c)	01/28/32	1,125	1,122,187
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%
13.070%(c)	03/30/28	2,015	110,825
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.054%(c)	11/17/28	1,204	1,172,996
			2,629,507
Building Materials — 0.1%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%
9.413%(c)	07/08/30^	425	410,656
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%
6.413%(c)	02/10/32	423	422,690
			833,346
Chemicals — 0.5%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term,Loan, 1 Month SOFR + 4.500%
8.663%(c)	11/15/30	652	603,350
Cornerstone Chemical Co.,
Initial New Money Term Loan, 3 Month SOFR + 4.500%
8.699%(c)	05/07/29^	470	469,855
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
9.158%(c)	06/28/28	703	680,689
TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%
9.773%(c)	12/16/31	1,573	1,518,039
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Chemicals (cont’d.)
Venator Finance Sarl,
Initial First Out Term Loan, 3 Month SOFR + 10.000%
14.318%(c)	12/31/25^	582	$436,595
Term Loan, 1 Month SOFR + 8.000%
14.318%(c)	10/12/28^	830	16,599
Venator Materials LLC,
First Out Term B Loan, 1 Month SOFR + 9.000%
14.296%(c)	07/16/26^	585	438,988
			4,164,115
Commercial Services — 0.2%
Allied Universal Holdco LLC,
Amendment No. 7 Replacement (USD) Term Loan, 1 Month SOFR + 3.350%
7.513%(c)	08/20/32	575	576,777
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
8.058%(c)	12/31/30	460	458,484
Second Out Term Loan, 3 Month SOFR + 4.862%
9.170%(c)	12/31/30	397	364,460
			1,399,721
Computers — 0.2%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%
8.752%(c)	06/30/32	650	648,916
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.223%(c)	03/01/29	600	571,407
NCR Atleos LLC,
Term A Loan, 3 Month SOFR + 2.750%
6.861%(c)	10/16/28	226	223,854
			1,444,177
Electric — 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%
9.502%(c)	07/20/28^	211	207,694
Environmental Control — 0.1%
GFL Environmental, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%
6.671%(c)	03/03/32	400	399,667
Forest Products & Paper — 0.0%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%
8.449%(c)	11/04/31	233	230,789
Healthcare-Services — 0.0%
LifePoint Health, Inc.,
Term Loan B, 3 Month SOFR + 3.750%
8.068%(c)	05/16/31	149	148,441
Holding Companies-Diversified — 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.810%(c)	12/19/30	784	779,638

A16

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%
8.002%(c)	07/08/31	619	$455,091
Housewares — 0.0%
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%
8.663%(c)	12/18/29	129	128,893
Tranche A-2, 1 Month SOFR + 4.114%
8.278%(c)	10/06/28	256	210,344
			339,237
Insurance — 0.3%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%
7.163%(c)	11/06/30	297	296,263
2025 Term B7 Loan, 3 Month SOFR + 3.250%
7.252%(c)	06/20/32	499	498,127
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%
9.528%(c)	01/20/29	1,040	993,014
New B-12 Term Loan, 1 Month SOFR + 4.250%
8.413%(c)	09/19/30	296	294,936
			2,082,340
Internet — 0.1%
Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 3.000%
7.150%(c)	11/30/27	380	380,312
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28	444	386,497
			766,809
Machinery-Diversified — 0.0%
Graftech Global Enterprises, Inc.,
Initial Term Loan, 1 Month SOFR + 6.000%
10.158%(c)	12/21/29	326	331,785
Media — 1.3%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.318%(c)	10/31/27^	875	745,670
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.650%(c)	01/18/28	3,417	3,391,747
September 2019 Term Loan, PRIME + 1.500%
9.000%(c)	04/15/27	390	376,472
iHeartCommunications, Inc.,
Refinanced Term Loan B, 1 Month SOFR + 5.889%
10.129%(c)	05/01/29	496	429,256
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.614%
9.278%(c)	09/25/29	6,803	5,470,622
			10,413,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Metal Fabricate/Hardware — 0.3%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.502%(c)	04/23/30	1,945	$1,964,829
Oil & Gas — 0.1%
Hilcorp Energy I LP,
Term Loan B, 1 Month SOFR + 2.000%
6.150%(c)	02/11/30	373	373,436
Retail — 0.0%
Foundation Building Materials, Inc.,
2025 Incremental Term Loan, PRIME + 4.250%
11.500%(c)	01/29/31	110	109,862
PrimeSource/Park River Holdings,
2025 First Lien Term B Loan
—%(p)	03/31/31	113	112,929
			222,791
Software — 0.2%
AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%
6.913%(c)	02/15/29	334	332,870
BMC Software, Inc.,
2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%
7.199%(c)	07/30/31	174	173,798
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
9.530%(c)	07/14/28	984	867,795
			1,374,463
Telecommunications — 1.0%
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
8.663%(c)	09/27/29	1,257	1,240,111
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 5.250%
9.492%(c)	08/31/32	1,520	1,518,100
Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%
7.416%(c)	03/29/32	800	800,334
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
6.628%(c)	04/15/29	2,972	2,949,717
Term B-2 Loan, 1 Month SOFR + 2.464%
6.628%(c)	04/15/30	471	467,446
Numericable US LLC (France),
B-14 (USD) Term Loan, 3 Month SOFR + 5.500%
9.818%(c)	08/15/28(d)	200	190,000
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%
8.750%(c)	05/30/30	724	711,778
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%
9.280%(c)	10/24/29	115	108,319

A17

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Telecommunications (cont’d.)
Second Out Term Loan, 1 Month SOFR + 1.614%
6.000%(c)	10/24/31	393	$270,378
			8,256,183

Total Floating Rate and Other Loans (cost $42,464,473)			39,041,318
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
5.459%(cc)	10/25/35	4	2,644
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.963%(cc)	10/25/35	1	1,184
Series 2006-HY13, Class 4A1
4.753%(cc)	02/25/37	1	985
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)
4.670%(c)	07/20/46	2	1,378
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
4.482%(c)	10/25/46	13	6,471
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.633%(cc)	03/20/36	2	2,070
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.487%(cc)	09/25/37	5	4,383
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
4.608%(c)	07/19/46	4	1,985
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
4.652%(c)	09/25/46	3	2,324
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	9	3,923
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
4.482%(c)	04/25/46	1	1,135
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.287%(cc)	02/25/36	3	2,862
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	2	1,218
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
4.387%(cc)	02/25/37	1	1,099
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2007-HY01, Class 4A1
4.200%(cc)	02/25/37	2	$1,718

Total Residential Mortgage-Backed Securities (cost $44,856)			35,379
U.S. Treasury Obligations — 4.6%
U.S. Treasury Notes
3.750%	06/30/27	8,500	8,515,605
3.875%	05/31/27	3,750	3,763,037
3.875%	07/31/27	11,650	11,698,238
3.875%	11/30/27(h)(k)	2,275	2,287,086
3.875%	04/30/30	8,400	8,453,813
4.125%	07/31/28(k)	2,000	2,026,563

Total U.S. Treasury Obligations (cost $36,576,664)			36,744,342

	Shares
Common Stocks — 1.5%
Chemicals — 0.2%
Cornerstone Chemical Co.*^(x)	26,744	133,720
TPC Group, Inc.*	49,934	1,151,603
Venator Materials PLC*^(x)	2,264	—
		1,285,323
Electric Utilities — 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)	11,836	355,080
Keycon Power Holdings LLC*^	21,440	502,768
		857,848
Gas Utilities — 0.2%
Ferrellgas Partners LP (Class B Stock)*(x)	12,116	1,803,423
Interactive Media & Services — 0.1%
Diamond Sports Group LLC*(x)	62,171	637,253
Oil, Gas & Consumable Fuels — 0.3%
Expand Energy Corp.	6,749	717,014
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	1,246	80,211
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	28,339	1,824,323
Heritage Power LLC, Litigation Trust Interests*^(x)	32,615	16,308
		2,637,856
Wireless Telecommunication Services — 0.6%
Digicel International Finance Ltd. (Jamaica)*(x)	264,007	4,400,205
Intelsat Emergence SA (Luxembourg)*^	41,224	4

A18

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Intelsat Emergence SA (Luxembourg)*	41,224	$572,498
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	24,108	55,751
Xplore, Inc. (Canada), CVR*^	1,680	—
		5,028,458

Total Common Stocks (cost $7,230,352)		12,250,161
Preferred Stocks — 0.4%
Diversified Telecommunication Services — 0.0%
Qwest Corp., 6.750%, Maturing 06/15/57	18,467	379,497
Electronic Equipment, Instruments & Components — 0.4%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	2,850	2,850,000
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	17,198	208,132

Total Preferred Stocks (cost $3,169,650)		3,437,629

	Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	116,279	1
(cost $0)

Total Long-Term Investments (cost $783,753,868)		787,595,875

	Shares
Short-Term Investments — 6.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	14,467,272	14,467,272
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $36,103,368; includes $35,968,793 of cash collateral for securities on loan)(b)(wb)	36,150,586	36,128,896

Total Short-Term Investments (cost $50,570,640)		50,596,168

TOTAL INVESTMENTS—104.4% (cost $834,324,508)		838,192,043

Liabilities in excess of other assets(z) — (4.4)%		(35,264,846)

Net Assets — 100.0%		$802,927,197

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
iBoxx	Bond Market Indices
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,865,083 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,373,474; cash collateral of $35,968,793 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

A19

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cornerstone Chemical Co.*^	12/06/23	$508,136	$133,720	0.0%
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25	494,426	513,956	0.1
Diamond Sports Group LLC*	01/02/25	162,780	637,253	0.1
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	34	34	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	48	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	60,740	208,132	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-02/08/24	320,265	4,400,205	0.6
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	1,835,000	1,882,618	0.2
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	03/29/21	2,850,000	2,850,000	0.4
Ferrellgas Partners LP (Class B Stock)*	01/30/17-04/08/20	3,327,240	1,803,423	0.2
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	1,273,580	355,080	0.0
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	80,211	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23	293,488	1,824,323	0.2
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	16,308	16,308	0.0
Venator Materials PLC*^	06/29/17-10/19/23	3,574,374	—	0.0
Total		$14,716,419	$14,705,264	1.8%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at September 30, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $31,946)^	32	$31,946	$—	$—
Unfunded loan commitments outstanding at September 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $186,814)	186	$189,591	$2,777	$—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $171,429)	171	171,857	428	—
		$361,448	$3,205	$—
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
129	2 Year U.S. Treasury Notes	Dec. 2025	$26,883,399	$21,104
128	5 Year U.S. Treasury Notes	Dec. 2025	13,977,000	(18,924)
345	10 Year U.S. Treasury Notes	Dec. 2025	38,812,500	128,531
25	20 Year U.S. Treasury Bonds	Dec. 2025	2,914,844	68,057
A20

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
11	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	$1,320,688	$33,235
				$232,003
Credit default swap agreement outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	22,760	3.208%	$1,740,227	$1,786,240	$46,013
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.240%	MSI	12/22/25	(6,390)	$(109,999)	$—	$(109,999)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.240%	MSI	12/22/25	(3,880)	(218,685)	—	(218,685)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.240%	MSI	12/22/25	(1,620)	(113,164)	—	(113,164)
					$(441,848)	$—	$(441,848)
A21

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A22